                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

      [ ] Check here if Amendment; Amendment Number: __________

          This Amendment (Check only one.):
      [ ] is a restatement.

      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Technology Crossover Management IV, L.L.C.

Address: 528 Ramona Street, Palo Alto, CA 94301

Form 13F File Number: 028-10060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carla S. Newell

Title: Attorney-in-Fact

Phone: 650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell      Palo Alto, California           April 13, 2004
[Signature]              [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:          6

Form 13F Information Table Value Total:          $382,088
                                                 (thousands)

List of Other Included Managers:                 None
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                           FORM 13F INFORMATION TABLE

                                                                                                                      Voting
                          Title of                Value        Shares/   Sh/    Put/   Invstmt   Other              Authority
      Name of Issuer        Class     CUSIP      (x$1000)      PrnAmt    Prn    Call   Dscretn   Managers  Sole       Shared    None
      --------------        -----     -----      --------      ------    ---    ----   -------   --------  ----       ------    ----
Altiris, Inc.              Common    02148M100    127,470     4,568,827  SH            Sole                 4,568,827    0        0
Amdocs Limited             Common    G02602103      2,075        74,671* SH            Sole                    74,671*   0        0
eLoyalty Corp.             Common    290151109      3,811       553,873  SH            Sole                   553,873    0        0
InterActiveCorp            Common    45840Q101    112,336     3,551,560  SH            Sole                 3,551,560    0        0
Netflix, Inc.              Common    64110L106    126,046     3,694,196  SH            Sole                 3,694,196    0        0
Vastera, Inc.              Common    92239N109     10,350     2,667,420  SH            Sole                 2,667,420    0        0
                                                  -------
                                         TOTAL    382,088

* 9,125 of these shares are held in escrow